Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,135,000
Previously Paid Amount	0
Total Fee Amount	847.25
Total Offset Amount	0
Net Fee	$ 847.25